Financial instruments - fair values and risk management - Summary of detailed information about financial instruments (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Opening balance	€ 0
Gain or loss on initial recognition	22,589
Other decreases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	(9,508)
Closing balance	€ 13,081